Schedule of Purchase Consideration and Allocation (Details) - USD ($) $ in Thousands	May 21, 2024	Dec. 18, 2023	Mar. 31, 2026	Sep. 30, 2025	Sep. 30, 2024	Sep. 30, 2023
Business Combination [Line Items]
Goodwill			$ 16,066	$ 16,066	$ 16,066	$ 5,217
EMI Solutions Inc [Member]
Business Combination [Line Items]
Contingently redeemable common stock		$ 8,856
Class A Common Stock
Cash consideration (at present value)		2,041
Total Purchase Consideration		10,897
Business Combination, Recognized Asset Acquired, Cash and Cash Equivalent		45
Business Combination, Recognized Asset Acquired, Receivable, Current		387
Business Combination, Recognized Asset Acquired, Inventory, Current		155
Business Combination, Recognized Asset Acquired, Other Asset, Current		7
Business Combination, Recognized Asset Acquired, Property, Plant, and Equipment		107
Goodwill		6,841
[custom:BusinessCombinationRecognizedIdentifiableAssetsAcquiredAndLiabilitiesAssumedOperatingLeaseRightofuseAsset-0]
Business Combination, Recognized Asset Acquired, Other Asset, Noncurrent		30
Business Combination, Recognized Liability Assumed, Accounts Payable, Current		(228)
Business Combination, Recognized Liability Assumed, Other Liability, Current		(263)
Business Combination, Recognized Liability Assumed, Lease Obligation
Business Combination, Recognized Liability Assumed, Deferred Tax Liability		(1,084)
Business Combination, Recognized Asset Acquired to Liability Assumed, Excess (Less), and Goodwill		10,897
EMI Solutions Inc [Member] | Customer Relationships [Member]
Business Combination [Line Items]
Business Combination, Recognized Asset Acquired, Identifiable Intangible Asset, Finite-Lived		4,500
EMI Solutions Inc [Member] | Developed Technology Rights [Member]
Business Combination [Line Items]
Business Combination, Recognized Asset Acquired, Identifiable Intangible Asset, Finite-Lived
EMI Solutions Inc [Member] | Backlog [Member]
Business Combination [Line Items]
Business Combination, Recognized Asset Acquired, Identifiable Intangible Asset, Finite-Lived		300
EMI Solutions Inc [Member] | Trade Name [Member]
Business Combination [Line Items]
Business Combination, Recognized Asset Acquired, Identifiable Intangible Asset, Finite-Lived		$ 100
RaGE Systems Inc [Member]
Business Combination [Line Items]
Contingently redeemable common stock
Class A Common Stock	7,682
Cash consideration (at present value)	1,836
Total Purchase Consideration	9,518
Business Combination, Recognized Asset Acquired, Cash and Cash Equivalent	420
Business Combination, Recognized Asset Acquired, Receivable, Current	558
Business Combination, Recognized Asset Acquired, Inventory, Current	1,146
Business Combination, Recognized Asset Acquired, Other Asset, Current	5
Business Combination, Recognized Asset Acquired, Property, Plant, and Equipment	275
Goodwill	4,008
[custom:BusinessCombinationRecognizedIdentifiableAssetsAcquiredAndLiabilitiesAssumedOperatingLeaseRightofuseAsset-0]	192
Business Combination, Recognized Asset Acquired, Other Asset, Noncurrent	57
Business Combination, Recognized Liability Assumed, Accounts Payable, Current	(1,647)
Business Combination, Recognized Liability Assumed, Other Liability, Current	(1,622)
Business Combination, Recognized Liability Assumed, Lease Obligation	(192)
Business Combination, Recognized Liability Assumed, Deferred Tax Liability	(1,582)
Business Combination, Recognized Asset Acquired to Liability Assumed, Excess (Less), and Goodwill	9,518
RaGE Systems Inc [Member] | Customer Relationships [Member]
Business Combination [Line Items]
Business Combination, Recognized Asset Acquired, Identifiable Intangible Asset, Finite-Lived	7,400
RaGE Systems Inc [Member] | Developed Technology Rights [Member]
Business Combination [Line Items]
Business Combination, Recognized Asset Acquired, Identifiable Intangible Asset, Finite-Lived	300
RaGE Systems Inc [Member] | Backlog [Member]
Business Combination [Line Items]
Business Combination, Recognized Asset Acquired, Identifiable Intangible Asset, Finite-Lived
RaGE Systems Inc [Member] | Trade Name [Member]
Business Combination [Line Items]
Business Combination, Recognized Asset Acquired, Identifiable Intangible Asset, Finite-Lived	$ 200